Schedule of Segment Reporting Significant Expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Salaries and employee compensation benefits	$ 15	$ 1,090	$ 30	$ 1,505
Professional fees	367	328	682	724
Insurance expenses	108	124	218	247
Board of directors’ fees	39	284	79	365
Total	$ 529	$ 1,826	$ 1,009	$ 2,841	$ 4,075	$ 7,216